INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Tables)
Deferred tax asset	$ 4,129,000	$ 2,830,000
Rate of net operating losses offset by valuation allowance	100.00%
Change in the valuation allowance	$ 1,299,000	$ 998,000
Federal tax rate	21.00%	21.00%
Carryforward expiration year	2040
Net operating loss carry forward	$ 18,300,000	$ 13,300,000
State tax rate	5.00%	5.00%